EARNINGS PER SHARE (EPS) (Tables)	6 Months Ended
Dec. 31, 2022
EARNINGS PER SHARE (EPS)
Schedule of earnings per share

	Three -month period ended		Six -month period ended
	12/31/2022	12/31/2021	12/31/2022	12/31/2021
Numerator
(Loss) profit for the period (basic EPS)	(8,156,746)	3,427,093	(7,658,449)	4,301,230
(Loss) profit for the period (diluted EPS)	(8,156,746)	3,427,093	(7,658,449)	4,301,230
Denominator
Weighted average number of shares (basic EPS)	61,657,343	41,104,331	61,657,343	41,104,331
Weighted average number of shares (diluted EPS)	61,657,343	42,403,196	61,657,343	42,403,196

Basic loss (Profit) attributable to ordinary equity holders of the parent	(0.1323)	0.0834	(0.1242)	0.1046
Diluted (loss) profit attributable to ordinary equity holders of the parent	(0.1323)	0.0808	(0.1242)	0.1014